Property and Equipment - Schedule of Property and Equipment (Details) - KRW (₩) ₩ in Thousands	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Office equipment	₩ 219,980	₩ 219,980	₩ 208,356
Fixtures and furniture	48,520	48,520	8,720
Other	285,113	285,113	285,113
Total, at cost	553,613	553,613	502,189
Less: Accumulated depreciation	(501,687)	(493,805)	(477,202)
Total, net	₩ 51,926	₩ 59,808	₩ 24,987